Segmental analysis - Total revenue (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Segmental analysis
Total revenue	£ 14,364	£ 11,798
Retail Banking
Segmental analysis
Total revenue	4,331	3,419
Private Banking
Segmental analysis
Total revenue	614	550
Commercial & Institutional
Segmental analysis
Total revenue	7,072	5,734
Central Items and other
Segmental analysis
Total revenue	2,347	2,095
Inter-segmental | Retail Banking
Segmental analysis
Total revenue	(7)	(1)
Inter-segmental | Private Banking
Segmental analysis
Total revenue	(715)	(418)
Inter-segmental | Commercial & Institutional
Segmental analysis
Total revenue	936	720
Inter-segmental | Central Items and other
Segmental analysis
Total revenue	(214)	(301)
Operating segment
Segmental analysis
Total revenue	14,364	11,798
Operating segment | Retail Banking
Segmental analysis
Total revenue	4,338	3,420
Operating segment | Private Banking
Segmental analysis
Total revenue	1,329	968
Operating segment | Commercial & Institutional
Segmental analysis
Total revenue	6,136	5,014
Operating segment | Central Items and other
Segmental analysis
Total revenue	£ 2,561	£ 2,396